RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
Summary of financial instruments
Impact of a 5% change in the market price of electricity, on outstanding energy derivative contracts, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2021	2020	2019	2021	2020	2019
5% increase	$(34)	$(9)	$(21)	$(20)	$(11)	$(12)
5% decrease	34	9	8	20	11	12
(1)Amounts represent the potential annual net pretax impact.
Impact of a 5% change in U.S. dollar exchange rates, on outstanding foreign exchange swaps, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2021	2020	2019	2021	2020	2019
5% increase	$21	$56	$39	$29	$26	$9
5% decrease	(21)	(54)	(26)	(29)	(26)	(9)
(1)Amounts represent the potential annual net pretax impact.
Impact of a 1% change in interest rates, on outstanding interest rate swaps, variable rate debt and tax equity, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2021	2020	2019	2021	2020	2019
1% increase	$11	$2	$(14)	$111	$119	$64
1% decrease	(11)	(3)	13	(121)	(126)	(64)
(1)Amounts represent the potential annual net pretax impact.
The maximum credit exposure at December 31 was as follows:

(MILLIONS)	2021	2020
Trade receivables and other short-term receivables	$609	$556
Financial instrument assets(1)	116	108
Due from related parties(1)	558	414
Long-term receivables	$30	$28
	$1,313	$1,106
(1)Includes both the current and long-term amounts.

Summary to classifies the cash obligations
The table below classifies the cash obligations related to the company’s liabilities into relevant maturity groupings based on the remaining period from the statement of financial position dates to the contractual maturity date. As the amounts are the contractual undiscounted cash flows (gross of unamortized financing fees and accumulated amortization, where applicable), they may not agree with the amounts disclosed in the consolidated statements of financial position.

AS AT DECEMBER 31, 2021 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$452	$—	$—	$452
Financial instrument liabilities(1)(2)	247	355	168	770
Due to related parties(1)	649	—	—	649
Other long-term liabilities – concession payments	1	6	13	20
Lease liabilities(1)	25	94	252	371
Non-recourse borrowings(1)	1,452	4,395	7,699	13,546
Interest payable on borrowings(3)	587	1,888	1,774	4,249
Total	$3,413	$6,738	$9,906	$20,057

AS AT DECEMBER 31, 2020 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable, accrued liabilities, and provisions	$450	$—	$—	$450
Financial instrument liabilities(1)(2)	198	358	140	696
Due to related parties(1)	694	1	—	695
Other long-term liabilities – concession payments	1	5	12	18
Lease liabilities(1)	30	99	264	393
Non-recourse borrowings(1)	886	3,892	8,081	12,859
Interest payable on borrowings(3)	598	1,924	1,708	4,230
Total	$2,857	$6,279	$10,205	$19,341
(1)Includes both the current and long-term amounts.
(2)Includes tax equity liabilities that will be partially settled by the delivery of non-cash tax attributes.
(3)Represents aggregate interest payable expected to be paid over the entire term of the obligations, if held to maturity. Variable rate interest payments have been calculations based on estimated interest rates.

Summary of assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy
The following table presents the company’s assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy as at December 31:

(MILLIONS)	Level 1	Level 2	Level 3	2021	2020
Assets measured at fair value:
Cash and cash equivalents	$410	$—	$—	$410	$355
Restricted cash(1)	197	—	—	197	229
Financial instrument assets(1)
Energy derivative contracts	—	24	21	45	104
Interest rate swaps	—	40	—	40	—
Foreign exchange swaps	—	31	—	31	4
Property, plant and equipment	—	—	37,915	37,915	36,097
Liabilities measured at fair value:
Financial instrument liabilities(1)
Energy derivative contracts	—	(164)	(42)	(206)	(27)
Interest rate swaps	—	(103)	—	(103)	(244)
Foreign exchange swaps	—	(6)	—	(6)	(23)
Tax equity	—	—	(455)	(455)	(402)
Liabilities for which fair value is disclosed:
BEPC exchangeable and class B shares(2)	(6,163)	—	—	(6,163)	(7,430)
Non-recourse borrowings(1)	(1,995)	(12,402)	—	(14,397)	(14,595)
Total	$(7,551)	$(12,580)	$37,439	$17,308	$14,068
(1)Includes both the current amount and long-term amount.
(2)BEPC class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 15 – BEPC exchangeable shares, BEPC class B shares and BEPC class C shares, the BEPC class C shares meet certain qualifying criteria and are presented as equity.

Summary of net financial instrument positions
The aggregate amount of the company’s net financial instrument positions as at December 31 are as follows:

		2021		2020
(MILLIONS)	Assets	Liabilities	Net Assets (Liabilities)	Net Assets (Liabilities)
Energy derivative contracts	$45	$206	$(161)	$77
Interest rate swaps	40	103	(63)	(244)
Foreign exchange swaps	31	6	25	(19)
Tax equity	—	455	(455)	(402)
Total	116	770	(654)	(588)
Less: current portion	58	247	(189)	(158)
Long-term portion	$58	$523	$(465)	$(430)

Summary of total net financial instrument asset
The following table presents the change in the company’s total net financial instrument liability position as at and for the year ended December 31:

(MILLIONS)	Note	2021	2020
Balance, beginning of year		$(588)	$(469)
Increases (decreases) in the net financial instrument liability position:
Unrealized (loss) through income on tax equity	(a)	(21)	(12)
Unrealized (loss) gain through income on energy derivative contracts	(b)	(86)	1
Unrealized (loss) through OCI on energy derivative contracts	(b)	(147)	(5)
Unrealized gain through income on interest rate swaps	(c)	46	12
Unrealized gain (loss) through OCI on interest rate swaps	(c)	75	(51)
Unrealized gain through income on foreign exchange swaps	(d)	78	23
Unrealized gain through OCI on foreign exchange swaps	(d)	84	—
Acquisitions, settlements and other		(95)	(87)
Balance, end of year		$(654)	$(588)

Financial instrument liabilities designated at fair value through profit and loss
Tax equity	(a)	$(455)	$(402)

Derivative assets not designated as hedging instruments:
Energy derivative contracts	(b)	$32	$54
Interest rate swaps	(c)	18	—
Foreign exchange swaps	(d)	—	4
		$50	$58

Derivative assets designated as hedging instruments:
Energy derivative contracts	(b)	$13	$50
Interest rate swaps	(c)	22	—
Foreign exchange swaps	(d)	31	—
		$66	$50

Derivative liabilities not designated as hedging instruments:
Energy derivative contracts	(b)	$(110)	$(27)
Interest rate swaps	(c)	—	(18)
Foreign exchange swaps	(d)	(2)	(20)
		$(112)	$(65)

Derivative liabilities designated as hedging instruments:
Energy derivative contracts	(b)	$(96)	$—
Interest rate swaps	(c)	(103)	(226)
Foreign exchange swaps	(d)	(4)	(3)
		$(203)	$(229)
Total financial instruments, net		$(654)	$(588)

Summary of derivative contracts designated as hedging instruments
The following table summarizes the energy derivative contracts designated as hedging instruments:

Energy derivative contracts	December 31, 2021	December 31, 2020
Carrying amount (asset/(liability))	(83)	50
Notional amount – millions of U.S. dollars	351	273
Notional amount – GWh	10,022	8,657
Weighted average hedged rate for the year ($/MWh)	35	32
Maturity dates	2022 - 2027	2021 - 2027
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	(124)	15
Change in value of hedged item used to determine hedge effectiveness	117	(17)
The following table summarizes the interest rate hedges designated as hedging instruments:

Interest rate hedges	December 31, 2021	December 31, 2020
Carrying amount (asset/(liability))	(81)	(226)
Notional amount – $	391	546
Notional amount – COP(1)	141	619
Notional amount – C$(1)	152	102
Notional amount – €(1)	1,572	1,279
Maturity dates	2022 - 2039	2021 - 2039
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	81	(46)
Change in value of hedged item used to determine hedge effectiveness	(84)	47
(1)Notional amounts of foreign currency denominated interest rate hedges are presented at the U.S. dollar equivalent value based on the December 31, 2021 foreign currency spot rate
The following table summarizes the foreign exchange swaps designated as hedging instruments:

Foreign exchange swaps	December 31, 2021	December 31, 2020
Carrying amount (asset/(liability))	27	(3)
Notional amount for hedges of the Colombian Peso(1)	676	20
Notional amount for hedges of the Euro(1)	497	185
Notional amount for hedges of the Brazilian real(1)	75	73
Maturity date	2022 - 2023	2021 - 2022
Hedge ratio	1:1	1:1
Weighted average hedged rate for the year:
COP/$ foreign exchange forward contracts	3,925	3,728
€/$ foreign exchange forward contracts	0.87	0.82
BRL/$ foreign exchange forward contracts	5.73	5.38
(1)Notional amounts expressed in millions of U.S. dollars